Loss Per Share - Schedule of Reconciliation of Earnings Used in Calculating Earnings Per Share (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss per share for profit attributable to the ordinary equity holders of the company:
Loss attributable to the ordinary equity holders of the company used in calculating basic/diluted earnings per share: From continuing operations	$ 2,709,911	$ 3,123,372